Debt and Other Borrowings - Additional Information (FY) (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 20, 2021	Apr. 30, 2020	Jun. 17, 2019	Jan. 30, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Debt Instrument [Line Items]
Common stock issued for notes purchased					84,944,145		84,944,145		66,155,340	63,633,981	9,162,976
Gain (loss) on extinguishment of debt					$ 0	$ (34,000)	$ 790,000	$ (75,000)	$ (116,000)	$ 0
Interest expense on debt and other borrowings					$ 300,000	$ 100,000	$ 500,000	$ 300,000	500,000	500,000
Revolving Line of Credit
Debt Instrument [Line Items]
Term of notes							3 years
Revolving Line of Credit | Western Alliance Bank [Member]
Debt Instrument [Line Items]
Principal amount			$ 1,000,000.0
Maturity period			2 years
Initial margins			5.50%
Line of credit, outstanding balance									$ 1,000,000.0	$ 1,000,000.0
The Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes				$ 7,000,000
Term of notes				5 years
Common stock issued for notes purchased				25,000
Promissory notes purchased				$ 250,000
Interest rate of notes				5.00%
The Notes [Member] | Private Placement [Member]
Debt Instrument [Line Items]
Aggregate principal amount of notes				$ 7,000,000.0
Term of notes				5 years
Common stock issued for notes purchased				25,000
Promissory notes purchased				$ 250,000
Interest rate of notes				5.00%
Paycheck Protection Program ('PPP') Loan [Member] | CARES Act [Member]
Debt Instrument [Line Items]
Maturity period		2 years
Initial margins		1.00%
Loans received		$ 800,000
Gain (loss) on extinguishment of debt	$ 800,000
Paycheck Protection Program ('PPP') Loan [Member] | CARES Act [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ 800,000